COMMITMENTS (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value	R$ 44,057,687
Comgas [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	20,000,000
Obligations of estimated investments for sub-concession contracts	3,000,000
Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	6,100,000
Obligations of estimated investments for sub-concession contracts	R$ 3,000,000
Percentage of physical execution	26.99%
Malha Central S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	R$ 645,573
Percentage of physical execution	96.41%